SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE POTENTIAL DILUTIVE SECURITIES (Details) - shares	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	27,567,259	1,673,136	27,124,890	1,557,530
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	88,275	104,325	102,125	98,626
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,724,240	847,021	26,284,002	806,452
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	754,744	721,790	738,763	652,202
Unvested Restricted Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				250